COMMITMENT AND CONTINGENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMMITMENT AND CONTINGENT LIABILITIES

a.	Commitment

In March 2010, the Company entered into a license agreement to use a stent design (“MGuard Prime”). Pursuant to the agreement, the licensor is entitled to receive royalty payments of 7% of net sales outside the United States and, for sales within the United States, royalty payments as follows: 7% of net sales for the first $10,000,000 of net sales and 10% of net sales for net sales exceeding $10,000,000. The Company began manufacturing the MGuard Prime during the fourth quarter of 2010 and began selling the MGuard Prime in the first quarter of 2011.

b.	Litigation

The Company is a party to various claims arising in the ordinary course of its operations in the aggregate amount of $10,000. The Company has not recorded an expense related to damages in connection with these matters because management, after considering the views of its legal counsel as well as other factors, is of the opinion that a loss to the Company is neither probable nor is an amount or range of loss that is estimable.

In February 2011, representatives of a third party have indicated that they intend to seek damages from the Company in connection with certain finders’ fees that they claim are owed to them. The claimants’ demand was for approximately $1 million. The claimants’ most recent settlement demand, conveyed in April 2011, was for a total of $250,000 in cash and 250,000 shares of the company common stock. To date, no lawsuit has been filed and the Company has not accrued an expense in connection with this matter because the Company’s management, after considering the views of its legal counsel as well as other factors, is of the opinion a loss to the Company is neither probable nor is an amount or range of loss that is estimable.

In March 2009, a service provider submitted a claim against the Company in the amount of $150,000 in the Magistrate’s Court in Tel Aviv, claiming a success fee for assistance in locating potential investors and lenders with respect to a loan agreement entered into with a bank.  On April 11, 2011, the Company received a court ruling directing the Company to pay the service provider an amount of $105,000. Since both parties had claims against the court ruling, they renegotiated and on June 5, 2011, signed a settlement agreement according to which the Company shall pay $96,000 and shall issue 18,785 shares of common stock valued at $51,000.

The Company has recorded an expense of $147,000 for the nine months ended September 30, 2011. The expenses have been recorded to “General and administrative” within the Condensed Consolidated Statements of Operations.

In November 2010, a former senior employee submitted a claim against the Company in the total amount of $430,000 and options to purchase 2,029,025 shares of the Company at an exercise price of $0.001 per share in the Magistrate’s Court in Tel Aviv, claiming unpaid back wages and commissions. The fair value of those options was valued using the Black-Scholes valuation model at $2.5 million as of the period he claimed to be entitled to the options. The Company’s management after considering the views of its legal counsel as well as other factors has recorded a provision of $20,000 in the financial statements in 2009 and is of the opinion an additional loss to the Company is neither probable nor is an amount or range of loss that is estimable.

b.	Litigation

In November 2010, a former alleged founder and legal advisor of the Company submitted a claim against the Company for options to purchase 496,056 shares of the Company at an exercise price of $0.001 per share in the Magistrate’s Court in Tel Aviv. The fair value of those options was estimated using the Black-Scholes valuation model at $134,000 as of the grant date. It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation. Also, during this time, the Company had discussions with the plaintiffs on an informal basis. The Company’s management, after considering the views of its legal counsel as well as other factors, has recorded a share-based compensation expense of $134,000 recorded in the year ended December 31, 2006, in respect of services allegedly provided in 2005 and 2006.

In November 2010, a former legal advisor of the Company submitted in the Magistrate’s Court in Tel Aviv a claim against the Company in the total amount of $53,000 due to a breach of employment promise. It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation. Also during this time, the Company had discussions with the plaintiff on an informal basis. The Company’s management, after considering the views of its legal counsel as well as other factors, has recorded a provision in the amounting to $53,000 recorded in the year ended December 31, 2006. The Company, based upon the opinion of its legal counsel has recorded a provision of $53,000 allocated to the year ended December 31, 2006.

In February 2011, a finder submitted a claim against the Company in the amount of $327,000 in the Magistrate’s Court in Tel Aviv, claiming a future success fee and commission for assistance in finding the Company's distributer in Brazil. The Company’s management, after considering the views of its legal counsel as well as other factors, has recorded a provision of $327,000 in the financial statements in the first quarter of 2011. The related expense has been recorded to “General and administrative” within the Condensed Consolidated Statements of Operations. On October 5, 2011, the Company filed a counter claim against the plaintiff in the amount of $29,000.

In August 2011, a former senior employee submitted to the Regional Labor Court in Tel Aviv a claim against the Company for (i) a compensation of $118,000; and (ii) a declaratory ruling that he is entitled to exercise 486,966 options to purchase the Company’s shares of common stock at an exercise price of $0.001 per option. After consulting with its legal advisor the Company is unable to assess the probable outcome of this claim.

a.	Lease commitments:

1)	The Company leases its premises for a period beginning February, 2007 and ending February, 2012.

Rent expenses included in the statement of operations totaled to approximately $131 thousands and $126 thousands for the years ended December 31, 2010 and 2009, respectively.

As of December 31, 2010, the aggregate future minimum lease obligations of office rent under non-cancelable operating leases agreements were as follows:

($ in thousands)
Year Ended December 31:
2011	$120
2012	20
$140

2)	The Company leases the majority of its motor vehicles under non-cancelable operating lease agreements.

As of December 31, 2010, the aggregate future minimum lease obligations of car lease under non-cancelable operating leases agreements were as follows:

($ in thousands)

2011	$20
2012	20
2013	18
$58

b.	On March 2010 the Company entered into a new license agreement to use a unique stent design developed by an American company considered to be a related party ("MGuard Prime"). According to the agreement the licensor is entitled to receive 7% royalties for sales outside the USA and inside the USA as follows: 7% royalties for the first $10,000 of net sales and 10% royalties of net sales exceeding the first $10,000. The Company began manufacturing the MGuard Prime during the last quarter of 2010. As of December 31, 2010 the Company has not yet began selling the MGuard Prime.

c.	Litigation:

1)	The Company is a party to various claims arising in the ordinary course of the Company’s operations in the aggregate amount of approximately $20,000. The Company has not recorded an expense related to damages in connection with these matters because management, after considering the views of its legal counsel as well as other factors, is of the opinion a loss to the Company is neither probable nor is an amount or range of loss that is estimable.

2)	In March, 2009, a service provider submitted in the magistrates court in Tel Aviv a claim against the Company in the amount of $150 thousands claiming a success fee for assistance in finding potential investors and lenders in respect for the loan agreement signed with a bank (see also note 8). As of December 31, 2010 the Company has not recorded an expense related to damages in connection with these matters because as of March 31, 2011, the release date of these financial statements, management, after considering the views of its legal counsel as well as other factors, is in the opinion that any potential loss is not currently probable. On April 11, 2011, the Company received a court ruling directing the Company to pay the service provider an amount of $105,000. The Company has recorded a provision of $105,000 in the financial statements in 2011. In June 2011 a settlement was reached between the parties in which the Company will pay $96 thousands and grant 18,785 shares of the Shell.

3)	In July 2009, a Finder submitted in the magistrates court in Tel Aviv a claim against the Company in the amount of $100 thousands claiming a success fee for assistance in finding potential investor. In March 2010 a settlement was reached between the parties in which he Company will pay $60 thousands and grant 30,435 options to purchase ordinary shares of the Company. A provision for the settlement payment has been included in the financial statements in 2008 and 2009.

4)	In November 2010, a former senior employee submitted a claim against the Company in the total amount of $430,000 and options to purchase 2,029,025 shares of the Company at an exercise price of $0.001 per share in the Magistrate’s Court in Tel Aviv, claiming unpaid back wages and commissions. The fair value of those options was estimated using the Black-Scholes valuation model at $2.5 million as of the period he claimed to be entitled to the options. The Company’s management, after considering the views of its legal counsel as well as other factors, has recorded a provision of $20,000 in the financial statements in 2009 and is of the opinion an additional loss to the Company is neither probable nor is an amount or range of loss that is estimable.

5)	In November 2010, a former alleged founder and legal advisor of the Company submitted a claim against the Company for options to purchase 496,056 shares of the Company at an exercise price of $0.001 per share in the Magistrate’s Court in Tel Aviv. The fair value of those options was estimated using the Black-Scholes valuation model at $134,000 as of the grant date. It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation. Also during this time, the Company had discussions with the plaintiffs on an informal basis. The Company’s management, after considering the views of its legal counsel as well as other factors, has recorded a share-based compensation expense of $134,000 recorded in the year ended December 31, 2006, in respect of services allegedly provided in 2005 and 2006.

6)	In November 2010, a former legal advisor of the Company submitted in the Magistrate’s Court in Tel Aviv a claim against the Company in the total amount of $53 thousands due to a breach of employment promise. It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation. Also during this time, the Company had discussions with the plaintiffs on an informal basis. The Company’s management, after considering the views of its legal counsel as well as other factors, has recorded a provision amounting to $53 thousands recorded in the year ended December 31, 2006.

7)	In February 2011, representatives of a third party indicated that they intended to seek damages from the Company in connection with certain finders’ fees that they claimed were owed to them. The claimants’ demand was for approximately $1 million. The claimants’ most recent demand, conveyed in April 2011, was for a total of $250,000 in cash and 250,000 shares of the Company common stock. To date, no lawsuit has been filed and the Company has not accrued an expense in connection with this matter because the Company’s management, after considering the views of its legal counsel as well as other factors is of the opinion a loss to the Company is neither probable nor is an amount or range of loss that is estimable.